(12) Subsequent Events	6 Months Ended
Jun. 30, 2011
Subsequent Events [Text Block]
(12)	Subsequent Events

Payment of the principal and interest on the newly-issued 7.875% Senior Notes due 2019 which have been registered under the Securities Act of 1933 will be guaranteed by each of the Company’s subsidiaries.  The Company has no independent assets or operations (as defined in Rule 3-10(h)(5) of Regulation S-X) aside from those of its subsidiaries. The guarantees will be full and unconditional and joint and several obligations (as such terms are defined in Rule 3-10(h)(5) of Regulation S-X) issued by all of the Company’s subsidiaries. Accordingly, pursuant to Rule 3-10(f) of Regulation S-X, the Company has not provided separate financial information with respect to the Company’s subsidiaries.